Background and Description of the Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	Oct. 31, 2013	Mar. 31, 2014
Common Stock [Member]
Business Acquisition [Line Items]
Shares of common stock issued	30,800,000
Common stock issued, offering price	$ 15.00
Net proceeds	$ 434.0
Carlyle [Member]
Business Acquisition [Line Items]
Shares sold by The Carlyle Group	10,900,000
Reduced ownership percentage	76.10%	65.20%